Common Stock Warrant (Tables)	6 Months Ended
Jun. 30, 2026
Common Stock Warrant
Schedule of common stock warrant

The balance of the warrants are as follow:

	Warrants		Pre-funded warrants		Pre-funded warrants
	11-Jan-22		31-Oct-23		3-Oct-25		Total
	#of units	Amount	#of units	Amount	#of units	Amount	#of units	Amount
Balance, December 31, 2024	-	$-	-	$-	-	$-	-	$-
Warrant arising from acquisition of Siyata PTT	80	$-	56	$100	-	$-	136	$100
Issuance of warrants	-	$-	-	$-	3,435,583	$5,600,000	3,435,583	$5,600,000
Balance, December 31, 2025	80	$-	56	$100	3,435,583	$5,600,000	3,435,719	$5,600,100
Issuance of warrants	-	$-	-	$-	4,451,941	$-	4,451,941	$-
Balance, June 30, 2026	80	$-	56	$100	7,887,324	$5,600,000	7,887,460	$5,600,100